Derivatives and Fair Value of Financial Instruments - Assets and Liabilities at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivatives and Fair Value of Financial Instruments
Transfers that occurred into or out of level 1	$ 0	$ 0
Transfers that occurred into or out of level 2	0	0
Transfers that occurred into or out of level 3	0	0
Commodities
Assets:
Margin account	29	4
Other accrued liabilities | Commodities
Liabilities:
Derivatives		1
Money market funds
Assets:
Available-for-sale securities	81	142
Corporate bonds
Assets:
Available-for-sale securities		11
U.S. Government agency securities
Assets:
Available-for-sale securities		10
Other available-for-sale securities
Assets:
Available-for-sale securities		4
Domestic equity securities
Assets:
Trading securities	466	115
Domestic debt securities
Assets:
Trading securities	450	5
Foreign equity securities
Assets:
Trading securities	120
High yield trading debt securities
Assets:
Trading securities	104	182
Money market funds held in trading accounts
Assets:
Trading securities	22	21
Fair Value
Assets:
Available-for-sale securities	81	167
Trading securities	1,173	324
Recurring basis | Fair Value
Assets:
Total Assets	1,309	546
Liabilities:
Liabilities	24	10
Recurring basis | Fair Value | Commodities
Assets:
Derivatives	4	6
Margin account	29	4
Derivative assets and liabilities, net basis	15	9
Liabilities:
Derivatives	18	2
Recurring basis | Fair Value | Interest rate swaps
Liabilities:
Derivatives	6	8
Recurring basis | Fair Value | Foreign currencies
Assets:
Derivatives	8	1
Recurring basis | Fair Value | Money market funds | Short-term investments.
Assets:
Available-for-sale securities	81	142
Recurring basis | Fair Value | Corporate bonds | Short-term investments.
Assets:
Available-for-sale securities		11
Recurring basis | Fair Value | U.S. Government agency securities | Short-term investments.
Assets:
Available-for-sale securities		10
Recurring basis | Fair Value | Other available-for-sale securities | Short-term investments.
Assets:
Available-for-sale securities		4
Recurring basis | Fair Value | Domestic equity securities | Short-term investments.
Assets:
Trading securities	466	115
Recurring basis | Fair Value | Domestic equity securities | Other current assets
Assets:
Trading securities	31	34
Recurring basis | Fair Value | Domestic debt securities | Short-term investments.
Assets:
Trading securities	450	5
Recurring basis | Fair Value | Foreign equity securities | Short-term investments.
Assets:
Trading securities	120
Recurring basis | Fair Value | Foreign equity securities | Other current assets
Assets:
Trading securities	5	7
Recurring basis | Fair Value | High yield trading debt securities | Short-term investments.
Assets:
Trading securities	104	182
Recurring basis | Fair Value | Money market funds held in trading accounts | Short-term investments.
Assets:
Trading securities	22	21
Recurring basis | Fair Value | Collateralized loan obligations | Short-term investments.
Assets:
Trading securities	10
Recurring basis | Fair Value | Other trading securities | Short-term investments.
Assets:
Trading securities	1	1
Recurring basis | Fair Value | Fixed income mutual funds | Other current assets
Assets:
Trading securities	4	5
Recurring basis | Fair Value | Other | Other current assets
Assets:
Trading securities	3	2
Recurring basis | Level 1
Assets:
Total Assets	1,185	335
Liabilities:
Liabilities	18	2
Recurring basis | Level 1 | Commodities
Assets:
Derivatives	4	6
Liabilities:
Derivatives	18	2
Recurring basis | Level 1 | Money market funds | Short-term investments.
Assets:
Available-for-sale securities	81	142
Recurring basis | Level 1 | Domestic equity securities | Short-term investments.
Assets:
Trading securities	466	115
Recurring basis | Level 1 | Domestic equity securities | Other current assets
Assets:
Trading securities	31	34
Recurring basis | Level 1 | Domestic debt securities | Short-term investments.
Assets:
Trading securities	450	3
Recurring basis | Level 1 | Foreign equity securities | Short-term investments.
Assets:
Trading securities	120
Recurring basis | Level 1 | Foreign equity securities | Other current assets
Assets:
Trading securities	5	7
Recurring basis | Level 1 | Money market funds held in trading accounts | Short-term investments.
Assets:
Trading securities	22	21
Recurring basis | Level 1 | Fixed income mutual funds | Other current assets
Assets:
Trading securities	4	5
Recurring basis | Level 1 | Other | Other current assets
Assets:
Trading securities	2	2
Recurring basis | Level 2
Assets:
Total Assets	124	211
Liabilities:
Liabilities	6	8
Recurring basis | Level 2 | Interest rate swaps
Liabilities:
Derivatives	6	8
Recurring basis | Level 2 | Foreign currencies
Assets:
Derivatives	8	1
Recurring basis | Level 2 | Corporate bonds | Short-term investments.
Assets:
Available-for-sale securities		11
Recurring basis | Level 2 | U.S. Government agency securities | Short-term investments.
Assets:
Available-for-sale securities		10
Recurring basis | Level 2 | Other available-for-sale securities | Short-term investments.
Assets:
Available-for-sale securities		4
Recurring basis | Level 2 | Domestic debt securities | Short-term investments.
Assets:
Trading securities		2
Recurring basis | Level 2 | High yield trading debt securities | Short-term investments.
Assets:
Trading securities	104	182
Recurring basis | Level 2 | Collateralized loan obligations | Short-term investments.
Assets:
Trading securities	10
Recurring basis | Level 2 | Other trading securities | Short-term investments.
Assets:
Trading securities	1	$ 1
Recurring basis | Level 2 | Other | Other current assets
Assets:
Trading securities	$ 1